Acquisitions - Purchase price allocation for asset acquisitions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Business Combinations And Asset Acquisitions [Abstract]
Currently marketed products	$ 385
Acquired in-process research & development	10
Other intangible assets (including software)	12
Deferred tax assets	57
Trade receivables	10
Inventory	16
Cash and cash equivalents	4
Other assets	6
Trade payables and other liabilities	(11)
Net identifiable assets acquired	489
Acquired liquidity	(4)
Net assets recognized as a result of asset acquisitions	$ 485